COSTS AND EXPENSES BY NATURE (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Material income and expense [abstract]
Depreciation	[1]	$ 943,215	$ 910,071	$ 897,670
Amortization		58,410	50,257	36,736
Total		$ 1,001,625	$ 960,328	$ 934,406

[1]	Include the depreciation of Property, plant and equipment and the maintenance cost of aircraft held under operating leases. The amount of maintenance cost included within the depreciation line item at December 31, 2017 is ThUS$ 359,940 and ThUS$ 345,651 for the same period of 2016.